UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-03196

Cash Reserve Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

Cash Reserve Fund-Prime Series

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 20.7%
Bank of Tokyo-Mitsubishi:
4.34%, 1/31/2006	10,000,000	10,000,000
4.38%, 1/17/2006	30,000,000	30,000,000
4.38%, 1/31/2006	30,000,000	30,000,000
Calyon:
3.27%, 3/6/2006	30,000,000	30,000,000
3.685%, 6/2/2006	25,000,000	25,000,000
4.31%, 2/1/2006	30,000,000	30,000,000
HBOS Treasury Services PLC:
3.27%, 3/6/2006	10,000,000	10,000,000
3.8%, 7/10/2006	70,000,000	70,000,000
4.75%, 12/4/2006	5,000,000	5,000,000
Royal Bank of Canada:
4.05%, 7/24/2006	15,000,000	15,000,000
4.775%, 12/1/2006	25,000,000	25,001,107
Royal Bank of Scotland PLC:
4.08%, 3/27/2006	30,000,000	30,000,000
4.75%, 12/4/2006	45,000,000	45,000,000
Toronto Dominion Bank:
3.75%, 5/16/2006	10,000,000	9,999,639
3.8%, 7/10/2006	25,000,000	25,000,000
UBS AG, 4.3%, 1/31/2006	30,000,000	30,000,000
UniCredito Italiano SpA:
3.98%, 3/10/2006	20,000,000	20,000,000
4.29%, 2/1/2006	25,000,000	25,000,000
Wells Fargo Bank, NA, 4.3%, 1/25/2006	50,000,000	49,999,834

Total Certificates of Deposit and Bank Notes (Cost $515,000,580)		515,000,580
Commercial Paper** 28.1%
Atlantis One Funding Corp.:
3.93%, 3/1/2006	14,000,000	13,909,828
4.28%, 2/2/2006	40,000,000	39,847,822
Cancara Asset Securitization LLC:
4.29%, 1/20/2006	50,000,000	49,886,792
4.3%, 1/25/2006	30,000,000	29,914,000
Charta LLC:
4.27%, 2/8/2006	10,000,000	9,954,928
4.34%, 1/13/2006	25,000,000	24,963,833
Falcon Asset Securitization Corp., 4.3%, 2/1/2006	23,937,000	23,848,367
Giro Funding US Corp.:
4.14%, 1/20/2006	20,000,000	19,956,300
4.33%, 1/27/2006	30,000,000	29,906,183
Greyhawk Funding LLC:
4.205%, 2/1/2006	35,000,000	34,873,266
4.33%, 2/1/2006	50,000,000	49,813,570
Jupiter Securitization Corp., 4.3%, 1/25/2006	51,267,000	51,120,035
K2 (USA) LLC, 4.26%, 1/31/2006	10,000,000	9,964,500
Lake Constance Funding LLC, 4.31%, 1/18/2006	25,000,000	24,949,118
Liberty Street Funding, 4.3%, 1/27/2006	25,000,000	24,922,361

Mane Funding Corp., 4.22%, 1/23/2006	10,000,000	9,974,211
Park Avenue Receivables Co. LLC, 4.33%, 1/17/2006	15,251,000	15,221,650
Perry Global Funding LLC, Series A, 4.22%, 1/17/2006	25,000,000	24,953,111
Ranger Funding Co. LLC:
4.3%, 1/23/2006	32,624,000	32,538,272
4.305%, 1/27/2006	40,000,000	39,875,633
Sanofi-Aventis:
4.29%, 2/1/2006	25,000,000	24,907,646
4.37%, 2/15/2006	19,150,000	19,045,393
Scaldis Capital LLC, 4.3%, 1/17/2006	35,000,000	34,933,111
Sheffield Receivables Corp., 4.29%, 1/30/2006	20,000,000	19,930,883
The Goldman Sachs Group, Inc., 3.185%, 3/3/2006	40,000,000	39,784,128

Total Commercial Paper (Cost $698,994,941)		698,994,941
Master Notes 2.0%
The Bear Stearns Companies, Inc., 4.4%*, 1/1/2006 (a) (Cost $50,000,000)	50,000,000	50,000,000
US Government Sponsored Agencies 1.0%
Federal National Mortgage Association, 4.05%, 8/14/2006 (Cost $25,000,000)	25,000,000	25,000,000
Funding Agreements 3.4%
GE Capital Assurance Co.:
3.01%*, 3/1/2006	20,000,000	20,000,000
3.925%*, 9/1/2006	45,000,000	45,000,000
New York Life Insurance Co., 4.57% *, 9/19/2006	20,000,000	20,000,000

Total Funding Agreements (Cost $85,000,000)		85,000,000
Asset Backed 0.8%
Permanent Financing PLC, "1A", Series 8, 4.32% *, 6/10/2006 (Cost $20,000,000)	20,000,000	20,000,000
Promissory Notes 2.8%
The Goldman Sachs Group, Inc.:
4.35% *, 2/16/2006	50,000,000	50,000,000
4.36% *, 6/30/2006	20,000,000	20,000,000

Total Promissory Notes (Cost $70,000,000)		70,000,000
Short Term Notes* 19.2%
Alliance & Leicester PLC, 4.33%, 12/1/2006	20,000,000	20,000,000
American Express Credit Corp., 4.32%, 1/9/2007	9,000,000	8,999,023
BMW US Capital LLC, 144A, 4.34%, 4/18/2006	10,000,000	10,000,000
BNP Paribas, 4.35%, 10/26/2006	20,000,000	20,000,000
Credit Suisse:
4.02%, 9/26/2006	25,000,000	25,000,000
4.49%, 9/26/2006	25,000,000	25,000,000
Greenwich Capital Holdings, Inc., 4.33%, 6/20/2006	23,000,000	23,000,000
HSBC Bank USA, NA, 4.29%, 5/4/2006	25,000,000	25,003,933
HSBC Finance Corp., 4.266%, 10/27/2006	75,000,000	75,039,714
International Business Machine Corp., 4.329%, 3/8/2006	20,000,000	20,000,000
JPMorgan Chase & Co., 4.452%, 8/11/2006	20,000,000	20,018,007
K2 (USA) LLC, 4.32%, 2/1/2006	31,000,000	31,001,288
Merrill Lynch & Co., Inc.:
4.12%, 1/4/2006	15,000,000	15,000,000
4.349%, 9/15/2006	20,000,000	20,000,000
Metropolitan Life Global Funding I, 3.44%, 3/17/2006	20,000,000	20,002,003
Morgan Stanley, 4.29%, 7/10/2006	30,000,000	30,000,000
Pfizer Investment Capital PLC, 4.329%, 12/15/2006	20,000,000	20,000,000

Tango Finance Corp.:
144A, 4.08%, 9/18/2006	33,500,000	33,499,363
144A, 4.32%, 2/10/2006	20,000,000	19,999,786
The Goldman Sachs Group, Inc., 2.48%, 8/18/2006	15,000,000	15,018,332

Total Short Term Notes (Cost $476,581,449)		476,581,449
Repurchase Agreements 21.7%
Banc of America Securities LLC, 4.27%, dated 12/30/2005, to be repurchased at $138,121,578 on 1/3/2006 (b)	138,056,078	138,056,078
UBS Securities LLC, 4.3%, dated 12/30/2005, to be repurchased at $400,191,111 on 1/3/2006 (c)	400,000,000	400,000,000

Total Repurchase Agreements (Cost $538,056,078)		538,056,078
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 2,478,633,048)	99.7	2,478,633,048
Other Assets and Liabilities, Net	0.3	7,206,121

Net Assets	100.0	2,485,839,169

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2005.

**		Annualized yield at time of purchase; not a coupon rate.
(a)		Reset date; not a maturity date.
(b)		Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
73,742,840	Federal Home Loan Mortgage Corp.	4.495-5.0	2/1/2019-1/1/2036	72,629,095
68,308,850	Federal National Mortgage Association	4.074-5.0	6/1/2015-8/1/2035	68,188,105
Total Collateral Value				140,817,200

(b)	Collateralized by:

Principal			Maturity	Collateral
Amount ($)	Security	Rate (%)	Date	Value ($)
67,683,751	Federal Home Loan Mortgage Corp.	4.211-5.482	1/1/2017-3/1/2035	68,675,306
339,270,772	Federal National Mortgage Association	4.285-6.59	5/1/2025-10/1/2040	339,328,486
Total Collateral Value				408,003,792

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prime Series, a series of Cash Reserve Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Prime Series, a series of Cash Reserve Fund, Inc.

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006